Consolidated Statement of Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Stock Subscription	Accumulated Other Comprehensive Income / Loss	(Deficit)	Treasury Stock
Beginning balance, value at Dec. 31, 2011	$ 1,683,993		$ 2,328	$ 10,997,407			$ (9,284,241)	$ (31,501)
Beginning balance, shares at Dec. 31, 2011			23,284,236					23,334
Stock purchase, shares			4,208,872
Stock purchase, value	1,752,240		434	1,751,806
Stock grant, shares			1,926,496
Stock grant, value	1,210,911		179	1,210,732
Stock purchase Preferred, shares		470,000
Stock purchase Preferred, value	470,000	47		469,953
Conversion of Preferred Stock, shares		(250,000)	833,334
Conversion of Preferred Stock, value		(25)	84	(59)
Option grant	219,647			219,647
Warrant grant	50,684			50,684
Closing costs on equity issuance	(334,684)			(334,684)
Beneficial conversion feature	120,254			120,254
Net Loss	(4,134,061)						(4,134,061)
Ending balance, value at Dec. 31, 2012	1,038,984	22	3,025	14,485,740			(13,418,302)	(31,501)
Ending balance, shares at Dec. 31, 2012	220,000	30,252,938						23,334
Stock purchase, shares			19,125,006
Stock purchase, value	5,562,816		1,913	5,735,903	(175,000)
Stock grant, shares	1,048,091		2,402,969
Stock grant, value			240	1,047,851
Conversion of Preferred Stock, shares		(220,000)	528,000
Conversion of Preferred Stock, value		(22)	53	(31)
Option grant	716,983			716,983
Offering costs	(182,184)			(182,184)
Conversion of debt, shares			93,334
Conversion of debt, value	28,000		9	27,991
Beneficial conversion feature	116,667			116,667
Net Loss	(6,086,197)					1,268	(6,087,465)
Ending balance, value at Dec. 31, 2013	$ 2,243,160	$ 0	$ 5,240	$ 21,948,920	$ (175,000)		$ (17,550,900)	$ (31,501)
Ending balance, shares at Dec. 31, 2013		0	52,402,247